Loans and Allowance for Credit Losses (Summary of Impaired Loans Balance and Related Impairment Allowance by Class) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Requiring an impairment allowance	¥ 1,591,795	[1]	¥ 1,465,040
Not requiring an impairment allowance	301,303	[1],[2]	360,812	[2]
Impaired loans, Total	1,893,098	[1]	1,825,852	[3]
Unpaid principal balance of impaired loans	2,113,742	[1]
Impairment allowance	743,895	[1]	770,262
Impairment allowance, Total			770,262	[3]
Impaired loans held for sales	4,726		14,524
Commercial [Member] | Manufacturing [Member] | Domestic [Member]
Requiring an impairment allowance	257,443
Not requiring an impairment allowance	45,046	[2]
Impaired loans, Total	302,489
Unpaid principal balance of impaired loans	311,359
Impairment allowance	139,522
Commercial [Member] | Construction [Member] | Domestic [Member]
Requiring an impairment allowance	51,092
Not requiring an impairment allowance	22,244	[2]
Impaired loans, Total	73,336
Unpaid principal balance of impaired loans	78,027
Impairment allowance	31,626
Commercial [Member] | Real Estate [Member] | Domestic [Member]
Requiring an impairment allowance	118,840
Not requiring an impairment allowance	64,139	[2]
Impaired loans, Total	182,979
Unpaid principal balance of impaired loans	207,373
Impairment allowance	56,099
Commercial [Member] | Services [Member] | Domestic [Member]
Requiring an impairment allowance	136,659
Not requiring an impairment allowance	36,066	[2]
Impaired loans, Total	172,725
Unpaid principal balance of impaired loans	186,939
Impairment allowance	68,946
Commercial [Member] | Wholesale and Retail [Member] | Domestic [Member]
Requiring an impairment allowance	235,655
Not requiring an impairment allowance	49,312	[2]
Impaired loans, Total	284,967
Unpaid principal balance of impaired loans	295,069
Impairment allowance	144,049
Commercial [Member] | Banks and Other Financial Institutions [Member] | Domestic [Member]
Requiring an impairment allowance	3,592
Not requiring an impairment allowance	6,266	[2]
Impaired loans, Total	9,858
Unpaid principal balance of impaired loans	11,993
Impairment allowance	1,658
Commercial [Member] | Communication and Information Services [Member] | Domestic [Member]
Requiring an impairment allowance	45,353
Not requiring an impairment allowance	12,572	[2]
Impaired loans, Total	57,925
Unpaid principal balance of impaired loans	59,482
Impairment allowance	26,416
Commercial [Member] | Other Industries [Member] | Domestic [Member]
Requiring an impairment allowance	43,028
Not requiring an impairment allowance	8,246	[2]
Impaired loans, Total	51,274
Unpaid principal balance of impaired loans	51,981
Impairment allowance	30,931
Commercial [Member] | Consumer [Member] | Domestic [Member]
Requiring an impairment allowance	51,379
Not requiring an impairment allowance	21,148	[2]
Impaired loans, Total	72,527
Unpaid principal balance of impaired loans	80,664
Impairment allowance	22,550
Commercial [Member] | Domestic [Member]
Requiring an impairment allowance	943,041
Not requiring an impairment allowance	265,039	[2]
Impaired loans, Total	1,208,080
Unpaid principal balance of impaired loans	1,282,887
Impairment allowance	521,797
Commercial [Member] | Foreign, Excluding UNBC [Member]
Requiring an impairment allowance	132,442
Not requiring an impairment allowance	1,157	[2]
Impaired loans, Total	133,599
Unpaid principal balance of impaired loans	134,294
Impairment allowance	66,066
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Requiring an impairment allowance	37,125
Not requiring an impairment allowance	147	[2]
Impaired loans, Total	37,272
Unpaid principal balance of impaired loans	60,799
Impairment allowance	11,826
Residential [Member]
Requiring an impairment allowance	277,704
Not requiring an impairment allowance	29,527	[2]
Impaired loans, Total	307,231
Unpaid principal balance of impaired loans	393,742
Impairment allowance	87,450
Card [Member]
Requiring an impairment allowance	149,953
Not requiring an impairment allowance	1,766	[2]
Impaired loans, Total	151,719
Unpaid principal balance of impaired loans	173,568
Impairment allowance	46,963
UNBC [Member]
Requiring an impairment allowance	51,530
Not requiring an impairment allowance	3,667	[2]
Impaired loans, Total	55,197
Unpaid principal balance of impaired loans	68,452
Impairment allowance	¥ 9,793

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.
[2]	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
[3]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥14,524 million at March 31, 2010.